Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities warrants and options	5,478,121	5,418,750	6,345,102	5,631,250
Convertible debt warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities warrants and options	112,500	363,750	131,250	536,250
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities warrants and options	3,256,451	3,279,500	3,697,519	3,279,500
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities warrants and options	2,109,170	1,775,500	2,516,333	1,815,500